Changes in accounting policies 2019 - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Lease liabilities [abstract]
Finance lease liabilities	$ 4,591	$ 4,200
Right of use Assets	4,301	4,000
Contractual commitment leases	132	$ 2,116
Lease payments	612
Interest expense on lease liabilities	78
Down-payments of lease liabilities	$ 534
Weighted average discount rate used to calculate the lease liability		3.10%
Previously stated
Lease liabilities [abstract]
Finance leases recognised under IAS 17		$ 380
Maximum [member]
Lease liabilities [abstract]
Lease contracts terms	8 years
Minimum [member]
Lease liabilities [abstract]
Lease contracts terms	2 years 6 months
Current finance debt [member]
Lease liabilities [abstract]
Finance lease liabilities	$ 1,157
Non-current finance debt [member]
Lease liabilities [abstract]
Finance lease liabilities	$ 3,434
Rigs [Member]
Lease liabilities [abstract]
Right of use Assets		1,212
Vessels [Member]
Lease liabilities [abstract]
Right of use Assets		1,302
Land and buildings [member]
Lease liabilities [abstract]
Right of use Assets		1,537
Storage facilities [Member]
Lease liabilities [abstract]
Right of use Assets		72
Other assets [Member]
Lease liabilities [abstract]
Right of use Assets		249
2019 [member]
Lease liabilities [abstract]
Contractual commitment leases		193
2020 [member]
Lease liabilities [abstract]
Contractual commitment leases		$ 1,267